Financial risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	R$ 29,010,323	R$ 23,899,551
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	48,251,180	35,596,293
Loans and advances to customers | Industries loans
Disclosure of credit risk exposure [line items]
Financial assets	2,080,490	1,612,420
Loans and advances to customers | Construction loans
Disclosure of credit risk exposure [line items]
Financial assets	1,658,824	1,341,976
Loans and advances to customers | Trade loans
Disclosure of credit risk exposure [line items]
Financial assets	1,385,398	1,125,596
Loans and advances to customers | Administrative activities loans
Disclosure of credit risk exposure [line items]
Financial assets	785,016	274,894
Loans and advances to customers | Agriculture loans
Disclosure of credit risk exposure [line items]
Financial assets	406,577	378,690
Loans and advances to customers | Financial activities
Disclosure of credit risk exposure [line items]
Financial assets	69,220	52,490
Loans and advances to customers | Other segments loans
Disclosure of credit risk exposure [line items]
Financial assets	1,365,293	1,774,595
Loans and advances to customers | Other business loans
Disclosure of credit risk exposure [line items]
Financial assets	7,750,818	6,560,661
Loans and advances to customers | Individual loans
Disclosure of credit risk exposure [line items]
Financial assets	R$ 40,500,362	R$ 29,035,632